Taxation - Component of Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Taxes [Line Items]
Current tax expenses	¥ 28,387		¥ 4,693	¥ 476
Deferred tax expenses	0		0	0
Income tax expenses	¥ 28,387	$ 4,089	¥ 4,693	¥ 476